Deposits (Tables)	12 Months Ended
Mar. 31, 2019
Text block [abstract]
Summary of Deposits

Deposits at March 31, 2019 and 2018 consisted of the following:

	At March 31,
	2019	2018
	(In millions)
Non-interest-bearing demand deposits	¥22,594,227	¥21,611,514
Interest-bearing demand deposits	56,205,396	52,154,265
Deposits at notice	11,169,956	10,355,664
Time deposits	25,760,889	25,655,132
Negotiable certificates of deposit	11,165,487	11,220,285
Others(1)	7,508,697	7,464,667

Total deposits	¥134,404,652	¥128,461,527

(1)	Others include, among other items, foreign currency deposits in domestic offices and Japanese yen accounts held by foreign depositors in domestic offices.